STOCKHOLDERS’ DEFICIT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
SCHEDULE OF WARRANTS GRANTED ASSUMPTIONS

In applying the Black-Scholes option pricing model to warrants granted or issued, the Company used the following assumptions:

For the Six Months Ended
June 30,
2020
Risk free interest rate	1.63%
Contractual term (years)	5.00
Expected volatility	202%

In applying the Black-Scholes option pricing model to warrants granted or issued, the Company used the following assumptions:

	For the Years Ended
	December 31,
	2020	2019
Risk free interest rate	0.41% - 1.63%	1.38% - 2.62%
Expected term (years)	5.00 - 5.00	1.00 - 5.00
Expected volatility	202% - 278%	140% - 167%
Expected dividends	0.00%	0.00%

SCHEDULE OF WARRANT ACTIVITY

A summary of the warrant activity during the six months ended June 30, 2021 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Warrants(1)	Price(1)	In Years	Value
Outstanding, January 1, 2021	3,750,597	$4.40	4.9	$95,965,883
Granted	-	-
Exercised	(123,651)	4.00
Expired	(99)	16,880
Outstanding, June 30, 2021	3,626,847	$4.00	4.4	$87,725,815

Exercisable, June 30, 2021	3,626,847	$4.00	4.4	$87,725,815

1)	Amounts reflect the affect of the pro-forma 4,000:1 reverse stock split.

A summary of the warrant activity during the years ended December 31, 2020 and 2019 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Warrants(1)	Price(1)	In Years	Value
Outstanding, January 1, 2019	871	$14,520
Granted	1,541	1,760
Exercised	-	-
Forfeited	(317)	21,640
Outstanding, December 31, 2019	2,095	$5,720
Issued	3,806,837	2.80
Exercised	(57,920)	4.00
Expired	(415)	8,560
Outstanding, December 31, 2020	3,750,597	$4.40	2.9	$95,965,883

Exercisable, December 31, 2020	3,750,597	$4.40	2.9	$95,965,883

(1)	Amounts reflect the affect of the pro-forma 4,000:1 reverse stock split.

SCHEDULE OF STOCK WARRANTS

The following table presents information related to stock warrants at June 30, 2021:

Warrants Outstanding		Warrants Exercisable
		Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price(1)	Warrants(1)	In Years	Warrants(1)
$0.00 - $60	3,625,265	4.4	3,625,265
$800 - $7,960	1,277	3.0	1,277
$8,000 - $11,960	19	2.3	19
$12,000 - $15,960	18	2.0	18
$16,000 - $19,960	246	0.7	246
$20,000 - $23,960	22	0.2	22
	3,626,847	4.4	3,626,847

1)	Amounts reflect the affect of the pro-forma 4,000:1 reverse stock split.

The following table presents information related to stock warrants at December 31, 2020:

Warrants Outstanding		Warrants Exercisable
		Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price(1)	Warrants(1)	In Years	Warrants(1)
$0.00 - $60	3,748,917	2.9	3,748,917
$800 - $7,960	1,277	3.5	1,277
$8,000 - $11,960	19	2.8	19
$12,000 - $15,960	18	2.5	18
$16,000 - $19,960	323	1.0	323
$20,000 - $23,960	43	0.5	43
	3,750,597	2.9	3,750,597

1)	Amounts reflect the affect of the pro-forma 4,000:1 reverse stock split.

SCHEDULE OF STOCK OPTION GRANTED ASSUMPTIONS

In applying the Black-Scholes option pricing model to stock options granted, the Company used the following assumptions:

For the Six Months Ended
June 30,
2021
Risk free interest rate	1.71%
Expected term (years)	5.50
Expected volatility	228%
Expected dividends	0.00%

In applying the Black-Scholes option pricing model to stock options granted, the Company used the following assumptions:

For the Years Ended
December 31,
2019
Risk free interest rate	1.47% - 2.72%
Expected term (years)	10.00
Expected volatility	133% - 140%
Expected dividends	0.00%

SCHEDULE OF STOCK OPTION ACTIVITY

A summary of the option activity during the six months ended June 30, 2021 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options(1)	Price(1)	In Years	Value
Outstanding, January 1, 2021	1,215	$3,920	6.2	-
Granted	586,959	47.60
Forfeited	(126)	3,000
Outstanding, June 30, 2021	588,048	$55.60	9.4	$-

Exercisable, June 30, 2021	294,532	$63.20	9.7	$-

1)	Amounts reflect the affect of the pro-forma 4,000:1 reverse stock split.

A summary of the option activity during the years ended December 31, 2020 and 2019 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options(1)	Price(1)	In Years	Value
Outstanding, January 1, 2019	1,176	$12,840
Granted	61	1,440
Forfeited	(17)	11,160
Outstanding, December 31, 2019	1,220	$3,960
Issued	-	-
Expired	(5)	5,960
Outstanding, December 31, 2020	1,215	$3,920	6.2	$-

Exercisable, December 31, 2020	1,174	$3,960	6.1	$-

(1)	Amounts reflect the affect of the pro-forma 4,000:1 reverse stock split.

SCHEDULE OF STOCK OPTION BY EXERCISE PRICE

The following table presents information related to stock options at June 30, 2021:

Options Outstanding		Options Exercisable
		Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price(1)	Options(1)	In Years	Options(1)
$0.00 - $48	586,959	9.8	293,479
$1,040 - $2,960	44	8.2	44
$3,000 - $3,960	1,026	5.4	990
$4,000 - $23,960	1	3.0	1
$24,000 - $79,960	9	2.5	9
$80,000 - $120,000	9	0.7	9
	588,048	9.7	294,532

1)	Amounts reflect the affect of the pro-forma 4,000:1 reverse stock split.

The following table presents information related to stock options at December 31, 2020:

Options Outstanding		Options Exercisable
		Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price(1)	Options(1)	In Years	Options(1)
$1,040 - $2,960	44	8.7	44
$3,000 - $3,960	1,152	6.1	1,111
$4,000 - $23,960	1	3.5	1
$24,000 - $79,960	9	3.0	9
$80,000 - $120,000	9	1.2	9
	1,215	6.1	1,174

(1)	Amounts reflect the affect of the pro-forma 4,000:1 reverse stock split.

SCHEDULE OF UNVESTED RESTRICTED STOCK UNITS

A summary of our unvested RSUs as of June 30, 2021 is as follows:

Number of
Shares(1)
Outstanding, January 1, 2021	-
Granted	293,479
Forfeited	-
Vested	-
Outstanding, June 30, 2021	293,479

1)	Amounts reflect the affect of the pro-forma 4,000:1 reverse stock split.

SCHEDULE OF STOCK OPTION EXPENSE

The following table presents information related to stock compensation expense:

						Weighted
						Average
	For the Three Months Ended		For the Six Months Ended		Unrecognized at	Remaining Amortization
	June 30,		June 30,		June 30,	Period
	2021	2020	2021	2020	2021	(Years)
Consulting	$-	$33,589	$-	$67,178	$-	-
Research and development	24,304	59,195	49,425	121,007	32,055	0.3
General and administrative	2,902,160	126,480	16,953,806	252,960	24,766,962	2.3
	$2,926,464	$219,264	$17,003,231	$441,145	$24,799,017	2.3

The following table presents information related to stock option expense:

				Weighted
				Average
				Remaining
	For the Years Ended		Unrecognized at	Amortization
	December 31,		December 31,	Period
	2020	2019	2020	(Years)
Consulting	$110,557	$539,690	$-	-
Research and development	177,281	417,838	81,482	0.8
General and administrative	403,863	670,995	15,073	0.8
	$691,701	$1,628,523	$96,555	0.8